Subsequent Significant Events	12 Months Ended
Dec. 31, 2015
Subsequent Significant Events [Text Block]

SUBSEQUENT SIGNIFICANT EVENTS

a) On February 18, 2016, our shareholders adopted a resolution allowing the Board of Directors to issue 1,000,000 new shares under the form of subscription options to motivate and reward teams dedicated to successfully implementing our U.S. and worldwide expansion plans.

b) In February and March 2016, we issued 57,496 new ordinary shares in the form of ADSs following the exercise of March 2012 Warrants.